Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011
Acquisitions [Abstract]
Property, plant and equipment, net			$ 119,595
Current assets			6,852
Other long-term assets			7,525
Goodwill	28,223	28,152	1,679	26,944
Total assets acquired			135,651
Current liabilities			3,409
Long-term debt, excluding current portion			14,233
Other long-term liabilities			15,855
Total liabilities assumed			33,497
Net assets acquired			$ 102,154